PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)
Security deposits	$ 83,691	$ 59,774
Prepaid expenses	15,548	44,656
Other receivables	197,340	138,330
Subtotal	296,579	242,760
Allowance for doubtful accounts	(181,847)	(120,353)
Prepaid expenses and other current assets, net	$ 114,732	$ 122,407